UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

ITEM 1.      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Profile I Portfolios

Annual Report

December 31, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim Conservative Profile I Portfolio

In 2006 the Maxim Conservative Profile I Portfolio posted a 7.99% return. This return was obtained in a year where most equity markets provided solid gains, while the Bond markets provided more modest gains. For the full year, international stocks as measured by the MSCI EAFE Index returned 26.34% outpacing domestic stocks that returned 15.88% as measured by the Wilshire 5000 Index. With respect to bonds, the Lehman Brothers Aggregate Bond Index rose 4.33%, while the shorter term Lehman Brothers 1-3 Credit Index returned 4.66%. With that as a backdrop, the Portfolio overperformed its composite benchmark by .11% net of fees. Performance relative to the benchmarks was aided by exposure to the three Maxim international portfolios that provided a collective return of 29.13%, well above the MSCI EAFE Index, as well as the Maxim Global Bond Portfolio with a return of 14.85% and the Maxim High Yield Bond Portfolio with a return of 10.09%. The more detracting relative returns were provided by exposure to the Maxim Trusco Small-Cap Growth Portfolio and the Maxim Janus Large Cap Growth Portfolio as both of these portfolios provided returns of less than 3%, significantly below their benchmarks.

	Maxim Conservative Profile I Portfolio	Composite Index	Wilshire 5000 Index	Lehman Aggregate Bond Index	Lehman 1-3 Year Credit Index	MSCI EAFE Index

09/09/1997	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00
12/31/1997	10,360.00	10,314.90	10,383.00	10,425.30	10,210.60	9,460.00
12/31/1998	11,214.70	11,533.34	12,815.74	11,330.84	10,932.18	11,383.52
12/31/1999	11,759.73	12,301.51	15,835.12	11,237.93	11,366.63	14,491.03
12/31/2000	12,448.85	12,903.28	14,110.68	12,544.90	12,253.68	12,473.49
12/31/2001	12,811.12	13,330.73	12,562.74	13,603.69	13,404.18	9,827.86
12/31/2002	12,722.72	13,585.68	9,942.15	14,999.43	14,335.77	8,288.82
12/31/2003	14,164.20	15,148.55	13,087.85	15,614.40	15,005.25	11,535.13
12/31/2004	15,144.37	16,080.62	14,721.21	16,291.91	15,276.84	13,922.67
12/31/2005	15,780.43	16,669.77	15,660.42	16,687.64	15,565.58	15,873.94
12/31/2006	17,008.15	17,974.52	18,130.07	17,410.22	16,290.93	20,137.68

Maxim Conservative Profile I Portfolio

Total Return –

One Year:	7.99%
Five Year:	5.83%
Since inception:	5.86%

Portfolio Inception:	9/9/1997

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Conservative Profile I Portfolio, made at its inception, with the performance of the Wilshire 5000 Index, the Lehman Aggregate Bond Index, the Lehman 1-3 Year Credit Index, the

MSCI EAFE Index and a Composite Index that includes each of the foregoing. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Moderately Conservative Profile I Portfolio

In 2006 the Maxim Moderately Conservative Profile I Portfolio posted a 9.90% return. This return was obtained in a year where most equity markets provided solid gains, while the bond markets provided more modest gains. For the full year, international stocks as measured by the MSCI EAFE Index returned 26.34% outpacing domestic stocks that returned 15.88% as measured by the Wilshire 5000 Index. With respect to bonds, the Lehman Brothers Aggregate Bond Index rose 4.33%, while the shorter term Lehman Brothers 1-3 Credit Index returned 4.66%. With that as a backdrop, the Portfolio underperformed its composite benchmark by 1.29% net of fees. Performance relative to the benchmarks was aided by exposure to the three Maxim international portfolios that provided a collective return of 29.13%, well above the MSCI EAFE Index, as well as the Maxim Global Bond Portfolio with a return of 14.85% and the Maxim High Yield Bond Portfolio with a return of 10.09%. The more detracting relative returns were provided by exposure to the Maxim Trusco Small-Cap Growth Portfolio and the Maxim Janus Large Cap Growth Portfolio as both of these portfolios provided returns of less than 3%, significantly below their benchmarks.

	Maxim Moderately Conservative Profile I Portfolio	Composite Index	MSCI EAFE Index	Wilshire 5000 Index	Lehman Aggregate Bond Index	Lehman 1-3 Year Credit Index
09/09/1997	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00
12/31/1997	10,229.00	10,235.61	9,460.00	10,383.00	10,425.30	10,210.60
12/31/1998	11,226.33	11,731.38	11,383.52	12,815.74	11,330.84	10,932.18
12/31/1999	12,162.60	13,072.38	14,491.03	15,835.12	11,237.93	11,366.63
12/31/2000	12,148.01	13,133.45	12,473.49	14,110.68	12,544.90	12,253.68
12/31/2001	12,067.83	12,911.74	9,827.86	12,562.74	13,603.69	13,404.18
12/31/2002	11,427.03	12,464.93	8,288.82	9,942.15	14,999.43	14,335.77
12/31/2003	13,311.35	14,672.13	11,535.13	13,087.85	15,614.40	15,005.25
12/31/2004	14,597.22	15,971.46	13,922.67	14,721.21	16,291.91	15,276.84
12/31/2005	15,464.30	16,813.37	15,873.94	15,660.42	16,687.64	15,565.58
12/31/2006	16,995.26	18,694.96	20,137.68	18,130.07	17,410.22	16,290.93

Maxim Moderately Conservative Profile I Portfolio

Total Return –

One Year:	9.90%
Five Year:	7.09%
Since inception:	5.85%

Portfolio Inception:	9/9/1997

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderately Conservative Profile I Portfolio, made at its inception, with the performance of the Wilshire 5000 Index, the Lehman Aggregate Bond Index, the Lehman 1-3 Year Credit Index, the MSCI EAFE Index and a Composite Index that includes each of the foregoing. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Moderate Profile I Portfolio

In 2006 the Maxim Moderate Profile I Portfolio posted a 11.98% return. This return was obtained in a year where most equity markets provided solid gains, while the bond markets provided more modest gains. For the full year, international stocks as measured by the MSCI EAFE Index returned 26.34% outpacing domestic stocks that returned 15.88% as measured by the Wilshire 5000 Index. With respect to bonds, the Lehman Brothers Aggregate Bond Index rose 4.33%, while the shorter term Lehman Brothers 1-3 Credit Index returned 4.66%. With that as a backdrop, the Portfolio underperformed its composite benchmark by .93% net of fees. Performance relative to the benchmarks was aided by exposure to the three Maxim international portfolios that provided a collective return of 29.13%, well above the MSCI EAFE Index, as well as the Maxim Global Bond Portfolio with a return of 14.85% and the Maxim High Yield Bond Portfolio with a return of 10.09%. The more detracting relative returns were provided by exposure to the Maxim Trusco Small-Cap Growth Portfolio and the Maxim Janus Large Cap Growth Portfolio as both of these portfolios provided returns of less than 3%, significantly below their benchmarks.

	Maxim Moderate Profile I Portfolio	Composite Index	MSCI EAFE Index	Wilshire 5000 Index	Lehman Aggregate Bond Index	Lehman 1-3 Year Credit Index

09/09/1997	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00
12/31/1997	10,260.00	10,229.27	9,460.00	10,383.00	10,425.30	10,210.60
12/31/1998	11,430.67	11,950.34	11,383.52	12,815.74	11,330.84	10,932.18
12/31/1999	13,308.72	13,753.39	14,491.03	15,835.12	11,237.93	11,366.63
12/31/2000	13,125.06	13,353.06	12,473.49	14,110.68	12,544.90	12,253.68
12/31/2001	12,765.44	12,738.86	9,827.86	12,562.74	13,603.69	13,404.18
12/31/2002	11,677.82	11,703.38	8,288.82	9,942.15	14,999.43	14,335.77
12/31/2003	14,035.57	14,259.20	11,535.13	13,087.85	15,614.40	15,005.25
12/31/2004	15,627.21	15,696.09	13,922.67	14,721.21	16,291.91	15,276.84
12/31/2005	16,610.16	16,616.51	15,873.94	15,660.42	16,687.64	15,565.58
12/31/2006	18,600.06	18,761.20	20,137.68	18,130.07	17,410.22	16,290.93

Maxim Moderate Profile I Portfolio

Total Return –

One Year:	11.98%
Five Year:	7.82%
Since inception:	6.88%

Portfolio Inception:	9/9/1997

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderate Profile I Portfolio, made at its inception, with the performance of the Wilshire 5000 Index, the Lehman Aggregate Bond Index, the Lehman 1-3 Year Credit Index, the MSCI EAFE Index and a Composite Index that includes each of the foregoing. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Moderately Aggressive Profile I Portfolio

In 2006 the Maxim Moderately Aggressive Profile I Portfolio posted a 13.79% return. This return was obtained in a year where most equity markets provided solid gains, while the bond markets provided more modest gains. For the full year, international stocks as measured by the MSCI EAFE Index returned 26.34% outpacing domestic stocks that returned 15.88% as measured by the Wilshire 5000 Index. With respect to bonds, the Lehman Brothers Aggregate Bond Index rose 4.33%, while the shorter term Lehman Brothers 1-3 Credit Index returned 4.66%. With that as a backdrop, the Portfolio underperformed its composite benchmark by 1.89% net of fees. Performance relative to the benchmarks was aided by exposure to the three Maxim international portfolios that provided a collective return of 29.13%, well above the MSCI EAFE Index, as well as the Maxim Global Bond Portfolio with a return of 14.85% and the Maxim High Yield Bond Portfolio with a return of 10.09%. The more detracting relative returns were provided by exposure to the Maxim Trusco Small-Cap Growth portfolio and the Maxim Janus Large Cap Growth Portfolio as both of these portfolios provided returns of less than 3%, significantly below their benchmarks.

	Maxim Moderately Aggressive Profile I Portfolio	Composite Index	MSCI EAFE Index	Wilshire 5000 Index	Lehman Aggregate Bond Index

09/09/1997	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00
12/31/1997	10,366.00	10,162.83	9,460.00	10,383.00	10,425.30
12/31/1998	11,665.90	12,090.69	11,383.52	12,815.74	11,330.84
12/31/1999	14,238.23	14,315.33	14,491.03	15,835.12	11,237.93
12/31/2000	13,620.29	13,453.81	12,473.49	14,110.68	12,544.90
12/31/2001	12,988.31	12,286.35	9,827.86	12,562.74	13,603.69
12/31/2002	11,425.81	10,839.02	8,288.82	9,942.15	14,999.43
12/31/2003	14,161.15	13,726.13	11,535.13	13,087.85	15,614.40
12/31/2004	16,055.91	15,441.79	13,922.67	14,721.21	16,291.91

12/31/2005	17,284.19	16,569.20	15,873.94	15,660.42	16,687.64
12/31/2006	19,667.68	19,167.66	20,137.68	18,130.07	17,410.22

Maxim Moderately Aggressive Profile I Portfolio

Total Return –

One Year:	13.79%
Five Year:	8.65%
Since inception:	7.52%

Portfolio Inception:	9/9/1997

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderately Aggressive Profile I Portfolio, made at its inception, with the performance of the Wilshire 5000 Index, the Lehman Aggregate Bond Index, the MSCI EAFE Index and a Composite Index that includes each of the foregoing. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Aggressive Profile I Portfolio

In 2006 the Maxim Aggressive Profile I Portfolio posted a 15.54% return. This return was obtained in a year where most equity markets provided solid gains, while the bond markets provided more modest gains. For the full year, international stocks as measured by the MSCI EAFE Index returned 26.34% outpacing domestic stocks that returned 15.88% as measured by the Wilshire 5000 Index. With respect to bonds, the Lehman Brothers Aggregate Bond Index rose 4.33%, while the shorter term Lehman Brothers 1-3 Credit Index returned 4.66%. With that as a backdrop, the Portfolio underperformed its composite benchmark by 3.56% net of fees. Performance relative to the benchmarks was aided by exposure to the three Maxim international portfolios that provided a collective return of 29.13%, well above the MSCI EAFE Index. The more detracting relative returns were provided by exposure to the Maxim Trusco Small-Cap Growth Portfolio and the Maxim Janus Large Cap Growth Portfolio as both of these portfolios provided returns of less than 3%, significantly below their benchmarks. Other, more modest detractors to performance included the Maxim T. Rowe Price MidCap Growth Portfolio, with a 6.75% return, and the two Maxim Ariel Portfolios.

	Maxim Aggressive Profile I Portfolio	Composite Index	MSCI EAFE Index	Wilshire 5000 Index

09/09/1997	10,000.00	10,000.00	10,000.00	10,000.00
12/31/1997	10,331.00	10,106.10	9,460.00	10,383.00
12/31/1998	11,864.12	12,379.97	11,383.22	12,815.74
12/31/1999	14,454.06	15,435.53	14,490.64	15,835.12

12/31/2000	13,468.29	13,614.17	12,473.15	14,110.68
12/31/2001	12,693.86	11,702.47	9,827.60	12,562.74
12/31/2002	10,457.21	9,443.89	8,288.60	9,942.15
12/31/2003	13,653.97	12,645.14	11,534.83	13,087.85
12/31/2004	15,960.13	14,535.00	13,922.30	14,721.21
12/31/2005	17,361.43	15,795.26	15,873.51	15,660.42
12/31/2006	20,059.39	18,811.68	20,137.14	18,130.07

Maxim Aggressive Profile I Portfolio

Total Return –

One Year:	15.54%
Five Year:	9.58%
Ten Year:	7.75%

Portfolio Inception:	9/9/1997

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Aggressive Profile I Portfolio, made at its inception, with the performance of the Wilshire 5000 Index, the MSCI EAFE Index and a Composite Index that includes each of the foregoing. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Aggressive Profile I, Conservative Profile I, Moderate Profile I, Moderately Aggressive Profile I, and Moderately Conservative Profile I Portfolios (the “Portfolios”) of the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Aggressive Profile I, Conservative Profile I, Moderate Profile I, Moderately Aggressive Profile I, and Moderately Conservative Profile I Portfolios of the Maxim Series Fund, Inc. as of December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 and the schedules of investments, the financial statements include investments valued at $9,600,993 (22% of net assets) for Conservative Profile I, $40,263,467 (15% of net assets) for Moderate Profile I, $12,730,965 (5% of net assets) for Moderately Aggressive Profile I, and $13,030,009 (22% of net assets) for Moderately Conservative Profile I, whose values have been estimated by the Board of Directors in the absence of readily ascertainable market values. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of value of such securities and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and the differences could be material.

/s/ Deloitte & Touche LLP

February 23, 2007

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2006 and 2005

Maxim Aggressive Profile I, Maxim Conservative Profile I, Maxim Moderate Profile I, Maxim Moderately Aggressive Profile I and Maxim Moderately Conservative Profile I Portfolios

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

				MAXIM	MAXIM
	MAXIM	MAXIM	MAXIM	MODERATELY	MODERATELY
	AGGRESSIVE	CONSERVATIVE	MODERATE	AGGRESSIVE	CONSERVATIVE
	PROFILE I	PROFILE I	PROFILE I	PROFILE I	PROFILE I
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

ASSETS:
Investments in securities, market value (1)	$116,969,423	$43,136,133	$271,468,357	$258,259,460	$58,413,815

LIABILITIES:
Due to investment adviser	4,015	1,475	9,303	8,856	2,000

NET ASSETS	$116,965,408	$43,134,658	$271,459,054	$258,250,604	$58,411,815

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$975,532	$418,934	$2,445,626	$2,252,083	$557,854
Additional paid-in capital	102,791,233	41,351,152	249,518,692	236,335,013	55,053,195
Net unrealized appreciation on investments	6,731,457	823,076	8,547,062	8,775,964	1,329,486
Accumulated net realized gain on investments	6,467,186	541,496	10,947,674	10,887,544	1,471,280

NET ASSETS	$116,965,408	$43,134,658	$271,459,054	$258,250,604	$58,411,815

NET ASSET VALUE PER OUTSTANDING SHARE	$11.99	$10.30	$11.10	$11.47	$10.47
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	150,000,000	150,000,000	150,000,000	130,000,000	150,000,000
Outstanding	9,755,324	4,189,339	24,456,259	22,520,825	5,578,539

(1) Cost of investments in securities:	$110,237,966	$42,313,057	$262,921,295	$249,483,496	$57,084,329

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
				MAXIM	MAXIM
	MAXIM	MAXIM	MAXIM	MODERATELY	MODERATELY
	AGGRESSIVE	CONSERVATIVE	MODERATE	AGGRESSIVE	CONSERVATIVE
	PROFILE I	PROFILE I	PROFILE I	PROFILE I	PROFILE I
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
INVESTMENT INCOME:
Income distributions received	$2,538,773	$1,396,798	$7,350,637	$7,434,098	$1,577,019

EXPENSES:
Management fees	253,667	101,897	610,504	566,751	133,658

NET INVESTMENT INCOME	2,285,106	1,294,901	6,740,133	6,867,347	1,443,361

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	4,307,082	420,963	6,887,108	10,113,896	1,562,960
Capital gain distributions received	9,550,831	1,193,798	15,221,753	16,612,278	2,668,698

Change in net unrealized appreciation on investments	(1,419,005)	236,855	(964,550)	(4,090,944)		(596,954)

Net realized and unrealized gain on investments	12,438,908	1,851,616	21,144,311	22,635,230		3,634,704

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$14,724,014	$3,146,517	$27,884,444	$29,502,577		$5,078,065

See notes to financial statements.
MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005

	MAXIM AGGRESSIVE PROFILE I PORTFOLIO		MAXIM CONSERVATIVE PROFILE I PORTFOLIO		MAXIM MODERATE PROFILE I PORTFOLIO
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$2,285,106	$890,254	$1,294,901	$1,190,484	$6,740,133	$4,253,449
Net realized gain on investments	4,307,082	5,474,354	420,963	727,444	6,887,108	7,225,270
Capital gain distributions received	9,550,831	6,019,990	1,193,798	750,276	15,221,753	9,806,652
Change in net unrealized appreciation on investments	(1,419,005)	(5,489,247)	236,855	(1,085,296)	(964,550)	(8,428,816)

Net increase in net assets resulting from operations	14,724,014	6,895,351	3,146,517	1,582,908	27,884,444	12,856,555

DISTRIBUTIONS:
From net investment income	(2,303,200)	(878,779)	(1,298,643)	(1,212,889)	(6,743,398)	(4,497,536)
From net realized gains	(10,990,127)	(5,428,106)	(1,492,569)	(823,718)	(18,173,972)	(9,290,012)

Total distributions	(13,293,327)	(6,306,885)	(2,791,212)	(2,036,607)	(24,917,370)	(13,787,548)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	27,878,635	27,434,050	9,602,101	9,883,102	55,968,731	67,805,297
Reinvestment of distributions	13,293,327	6,306,885	2,791,212	2,036,607	24,917,370	13,787,548
Redemptions of shares	(13,829,738)	(28,215,572)	(7,389,691)	(11,456,153)	(33,306,613)	(60,006,296)

Net increase in net assets resulting from share transactions	27,342,224	5,525,363	5,003,622	463,556	47,579,488	21,586,549

Total increase in net assets	28,772,911	6,113,829	5,358,927	9,857	50,546,562	20,655,556

NET ASSETS:
Beginning of period	88,192,497	82,078,668	37,775,731	37,765,874	220,912,492	200,256,936

End of period (1)	$116,965,408	$88,192,497	$43,134,658	$37,775,731	$271,459,054	$220,912,492
	0	0	0	0	0	0
OTHER INFORMATION:

SHARES:
Sold	2,264,071	2,335,969	926,717	955,104	4,957,204	6,161,556
Issued in reinvestment of distributions	1,126,881	533,118	272,711	198,845	2,264,634	1,252,699
Redeemed	(1,125,727)	(2,421,597)	(714,117)	(1,101,729)	(2,950,365)	(5,461,871)

Net increase	2,265,225	447,490	485,311	52,220	4,271,473	1,952,384

(1) Including undistributed net investment income	$0	$18,075	$0	$0	$0	$0

See notes to financial statements.
MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005

	MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO		MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$6,867,347	$3,812,965	$1,443,361	$1,097,049
Net realized gain on investments	10,113,896	11,298,142	1,562,960	2,001,467
Capital gain distributions received	16,612,278	11,364,663	2,668,698	1,693,738
Change in net unrealized appreciation on investments	(4,090,944)	(12,668,791)	(596,954)	(2,044,413)

Net increase in net assets resulting from operations	29,502,577	13,806,979	5,078,065	2,747,841

DISTRIBUTIONS:
From net investment income	(6,944,190)	(3,738,486)	(1,445,126)	(1,147,217)
From net realized gains	(23,458,971)	(10,115,462)	(3,591,256)	(2,284,438)

Total distributions	(30,403,161)	(13,853,948)	(5,036,382)	(3,431,655)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	54,219,547	59,378,965	13,018,931	18,053,001
Reinvestment of distributions	30,403,161	13,853,948	5,036,382	3,431,655
Redemptions of shares	(24,859,885)	(60,418,015)	(8,511,325)	(19,143,858)

Net increase in net assets resulting from share transactions	59,762,823	12,814,898	9,543,988	2,340,798

Total increase in net assets	58,862,239	12,767,929	9,585,671	1,656,984

NET ASSETS:
Beginning of period	199,388,365	186,620,436	48,826,144	47,169,160

End of period (1)	$258,250,604	$199,388,365	$58,411,815	$48,826,144
	0		0
OTHER INFORMATION:

SHARES:
Sold	4,559,455	5,152,646	1,217,095	1,695,884
Issued in reinvestment of distributions	2,664,691	1,203,901	482,663	326,674
Redeemed	(2,096,303)	(5,274,330)	(795,998)	(1,796,828)

Net increase	5,127,843	1,082,217	903,760	225,730

(1) Including undistributed net investment income	$0	$74,479	$0	$0

See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2006

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim Aggressive Profile I, Maxim Conservative Profile I, Maxim Moderate Profile I, Maxim Moderately Aggressive Profile I and Maxim Moderately Conservative Profile I Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile I Portfolio; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile I Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Life Insurance Company, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company provide administrative services.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the GWL&A Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%. The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Income on the Great-West Life & Annuity Contract is accrued daily.

Federal Income Taxes

For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109 “Accounting for Income Taxes”. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Portfolio has evaluated the impact that the adoption of FIN 48 will have on its financial position and the results of its operations and does not anticipate that there will be any adjustments required.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact that the adoption of FAS 157 will have on its financial position and the results of its operations. As such, any necessary adjustments pursuant to FAS 157 will be reflected on the semi-annual report for the period ending June 30, 2008.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

Effective April 1, 2006, GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, became the principal underwriter to distribute and market the Portfolio. Prior to that date, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, was the principal underwriter. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The Portfolios each may invest in a fixed interest contract issued and guaranteed by GWL&A. The contract has a stable principal value and pays a fixed rate of interest. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis).

As of December 31, 2006, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $102,000 for the year ended December 31, 2006. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the year ended December 31, 2006, in which the issuer was an affiliate of a Portfolio, is included on the following pages.

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2005	Cost	Cost	Gain/(Loss)	Received	12/31/2006

Aggressive Profile I Portfolio
Maxim Trusco Small-Cap Growth Portfolio
	324,763	$4,338,113	$1,411,422	$199,556	$68,729	$0	$5,615,148

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2005	Cost	Cost	Gain/(Loss)	Received	12/31/2006

Conservative Profile I Portfolio
Maxim Short Duration Bond Portfolio
	329,888	$2,821,491	$688,764	$313,740	$(15,699)	$125,810	$3,262,588

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2005	Cost	Cost	Gain/(Loss)	Received	12/31/2006

Moderate Profile I Portfolio
Maxim Ariel MidCap Value Portfolio
	1,126,254	$21,713,506	$5,852,490	$1,474,527	$679,533	$148,606	$26,962,514
Maxim Federated Bond Portfolio	1,375,411	10,979,259	2,865,851	511,430	(19,088)	533,505	13,355,244
Maxim Global Bond Portfolio	2,565,520	22,291,745	5,595,080	2,071,616	9,971	1,769,357	27,348,440
Maxim High Yield Bond Portfolio
	1,309,638	11,013,209	2,619,115	427,828	7,061	846,914	13,541,659
Maxim INVESCO ADR Portfolio
	707,868	15,081,902	3,806,268	3,810,536	1,879,527	215,159	13,923,770
Maxim Janus Large Cap Growth Portfolio
	2,119,326	21,961,143	9,889,141	819,456	344,649	30,752	26,936,636
Maxim Loomis Sayles Small-Cap Value Portfolio
	631,596	5,474,357	8,560,111	590,163	248,199	60,444	13,440,358
Maxim MFS® International Growth Portfolio
	1,044,832	15,165,124	5,428,934	4,782,075	1,455,699	445,913	13,927,610

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2005	Cost	Cost	Gain/(Loss)	Received	12/31/2006

Moderately Aggressive Profile I Portfolio
Maxim Ariel MidCap Value Portfolio
	1,069,469	19,572,467	7,298,551	1,341,796	154,720	139,981	25,603,082
Maxim Global Bond Portfolio	2,436,119	20,095,120	7,710,734	1,502,725	(5,873)	1,666,057	25,969,028
Maxim High Yield Bond Portfolio
	1,243,588	9,927,924	3,684,747	264,749	4,557	795,812	12,858,698
Maxim INVESCO ADR Portfolio	895,267	17,001,016	7,849,381	3,171,274	2,246,457	280,395	17,609,903
Maxim Janus Large Cap Growth Portfolio
	2,012,414	29,695,899	13,645,394	7,035,377	2,952,959	29,154	25,577,786
Maxim MFS® International Growth Portfolio
	1,323,386	17,100,118	11,953,984	4,277,618	1,773,510	563,875	17,640,732
Maxim Trusco Small-Cap Growth Portfolio
	717,346	0	13,365,999	483,595	(23,527)	0	12,402,908

3.	PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales

Aggressive Profile I Portfolio	$39,083,332	$13,194,593
Conservative Profile I Portfolio	11,834,338	7,133,804
Moderate Profile I Portfolio	76,074,972	31,447,522
Moderately Aggressive Profile I Portfolio	89,194,961	36,349,610
Moderately Conservative Profile I Portfolio	17,025,170	8,405,164

4.	UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2006 were as follows:

	Cost For
	Income			Net
	Tax	Gross	Gross	Unrealized
	Purposes	Appreciation	Depreciation	Appreciation (Depreciation)

Aggressive Profile I Portfolio	$112,424,695	$5,115,699	$(570,971)	$4,544,728
Conservative Profile I Portfolio	42,887,505	866,858	(618,230)	248,628
Moderate Profile I Portfolio	266,074,578	7,426,974	(2,033,195)	5,393,779
Moderately Aggressive Profile I Portfolio	253,459,740	8,110,983	(3,311,263)	4,799,720
Moderately Conservative Profile I Portfolio	58,122,485	1,017,209	(725,879)	291,330

5.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2006 and 2005 were as follows:

Aggressive Profile I Portfolio	2006		2005
Distributions paid from:
Ordinary income	$2,303,181	$4	878,779
Long-term capital gain	10,990,146		5,428,106
	$13,293,327		$6,306,885

Conservative Profile I Portfolio	2006		2005
Distributions paid from:
Ordinary income	$1,307,276	$4	1,212,889
Long-term capital gain	1,483,936		823,718
	$2,791,212		$2,036,607

Moderate Profile I Portfolio	2006		2005
Distributions paid from:
Ordinary income	$6,786,761	$4	4,497,536
Long-term capital gain	18,130,609		9,290,012
	$24,917,370		$13,787,548

Moderately Aggressive Profile I Portfolio	2006		2005
Distributions paid from:
Ordinary income	$6,944,190	$4	3,738,486
Long-term capital gain	23,458,971		10,115,462
	$30,403,161		$13,853,948

Moderately Conservative Profile I Portfolio	2006		2005
Distributions paid from:
Ordinary income	$1,455,544	$4	1,147,217
Long-term capital gain	3,580,838		2,284,438
	$5,036,382		$3,431,655

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Aggressive Profile I Portfolio
Undistributed ordinary income	$0
Undistributed capital gains	8,653,915
Net accumulated earnings	8,653,915

Net unrealized appreciation on investments	4,544,728
Capital loss carryforwards	0
Post-October losses	0
Total accumulated gain on investments	$13,198,643

Conservative Profile I Portfolio
Undistributed ordinary income	$0
Undistributed capital gains	1,115,944
Net accumulated earnings	1,115,944

Net unrealized appreciation on investments	248,628
Capital loss carryforwards	0
Post-October losses	0
Total accumulated gain on investments	$1,364,572

Moderate Profile I Portfolio
Undistributed ordinary income	$0
Undistributed capital gains	14,100,957
Net accumulated earnings	14,100,957

Net unrealized appreciation on investments	5,393,779
Capital loss carryforwards	0
Post-October losses	0
Total accumulated gain on investments	$19,494,736

Moderately Aggressive Profile I Portfolio
Undistributed ordinary income	$0
Undistributed capital gains	14,863,788
Net accumulated earnings	14,863,788

Net unrealized appreciation on investments	4,799,720
Capital loss carryforwards	0
Post-October losses	0
Total accumulated gain on investments	$19,663,508

Moderately Conservative Profile I Portfolio
Undistributed ordinary income	$0
Undistributed capital gains	2,509,436
Net accumulated earnings	2,509,436

Net unrealized appreciation on investments	291,330
Capital loss carryforwards	0
Post-October losses	0
Total accumulated gain on investments	$2,800,766

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. For the year ended December 31, 2006 the Aggressive Profile I Portfolio reclassified $19 from accumulated net realized gain on investments to undistributed net investment income, the Conservative Profile I Portfolio reclassified $3,742 from accumulated net realized gain on investments to undistributed net investment income, the Moderate Profile I Portfolio reclassified $3,265 from accumulated net realized gain on investments to undistributed net investment income, the Moderately Aggressive Profile I Portfolio reclassified $2,364 from net realized gain on investments to undistributed net investment income and the Moderately Conservative Profile I reclassified $1,765 from accumulated net realized gain on investments to undistributed net investment income. This adjustment has no impact on net assets or the results of operations. Due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

6.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31,

2006, the following are the percentages that qualify for the dividend received deduction available to the Portfolios’ corporate shareholders.

Percent of Ordinary Income Distributions Qualifying for Dividends Received Deduction

Aggressive Profile I Portfolio	20%
Conservative Profile I Portfolio	4%
Moderate Profile I Portfolio	10%
Moderately Aggressive Profile I Portfolio	59%
Moderately Conservative Profile I Portfolio	6%

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$10.20	$10.34	$9.96	$9.23	$9.65

Income from Investment Operations

Net investment income	0.32	0.34	0.30	0.30	0.23
Capital gain distributions received	0.28	0.20	0.04	0.05	0.09

Total distributions received	0.60	0.54	0.34	0.35	0.32

Net realized and unrealized gain (loss)
on investments	0.20	(0.11)	0.34	0.69	(0.52)

Total Income (Loss) From
Investment Operations	0.80	0.43	0.68	1.04	(0.20)

Less Distributions

From net investment income	(0.33)	(0.34)	(0.30)	(0.31)	(0.22)
From net realized gains	(0.37)	(0.23)	-	-	-

Total Distributions	(0.70)	(0.57)	(0.30)	(0.31)	(0.22)

Net Asset Value, End of Period	$10.30	$10.20	$10.34	$9.96	$9.23

Total Return	7.99%	4.20%	6.92%	11.33%	(0.69%)

Net Assets, End of Period ($000)	$43,135	$37,776	$37,766	$32,155	$28,128

Ratio of Expenses to Average Net Assets #	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to
Average Net Assets	3.18%	3.12%	3.03%	3.13%	3.92%

Portfolio Turnover Rate	17.92%	45.14%	33.95%	86.47%	82.41%

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$10.44	$10.60	$9.91	$8.71	$9.47

Income from Investment Operations

Net investment income	0.28	0.26	0.26	0.22	0.17
Capital gain distributions received	0.48	0.36	0.12	0.04	0.09

Total distributions received	0.76	0.62	0.38	0.26	0.26

Net realized and unrealized gain (loss)
on investments	0.24	0.00	0.57	1.17	(0.86)

Total Income (Loss) From
Investment Operations	1.00	0.62	0.95	1.43	(0.60)

Less Distributions

From net investment income	(0.28)	(0.26)	(0.26)	(0.23)	(0.16)

From net realized gains	(0.69)	(0.52)	0.00	0.00	0.00

Total Distributions	(0.97)	(0.78)	(0.26)	(0.23)	(0.16)

Net Asset Value, End of Period	$10.47	$10.44	$10.60	$9.91	$8.71

Total Return	9.90%	5.94%	9.66%	16.49%	(5.31%)

Net Assets, End of Period ($000)	$58,412	$48,826	$47,169	$35,878	$23,352

Ratio of Expenses to Average Net Assets #	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to
Average Net Assets	2.70%	2.29%	2.69%	2.65%	3.09%

Portfolio Turnover Rate	16.27%	56.53%	31.05%	61.38%	82.07%

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.					(Concluded)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$10.94	$10.98	$10.08	$8.53	$9.54

Income from Investment Operations

Net investment income	0.30	0.24	0.24	0.16	0.14
Capital gain distributions received	0.62	0.49	0.16	0.04	0.09

Total distributions received	0.92	0.73	0.40	0.20	0.23

Net realized and unrealized gain (loss)
on investments	0.35	(0.04)	0.74	1.51	(1.10)

Total Income (Loss) From
Investment Operations	1.27	0.69	1.14	1.71	(0.87)

Less Distributions

From net investment income	(0.30)	(0.24)	(0.24)	(0.16)	(0.14)

From net realized gains	(0.81)	(0.49)	0.00	0.00	0.00

Total Distributions	(1.11)	(0.73)	(0.24)	(0.16)	(0.14)

Net Asset Value, End of Period	$11.10	$10.94	$10.98	$10.08	$8.53

Total Return	11.98%	6.29%	11.34%	20.19%	(8.52%)

Net Assets, End of Period ($000)	$271,459	$220,912	$200,257	$125,318	$61,960

Ratio of Expenses to Average Net Assets #	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to
Average Net Assets	2.76%	2.05%	2.63%	2.17%	2.44%

Portfolio Turnover Rate	13.40%	36.53%	21.59%	57.76%	77.11%

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.					(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$11.46	$11.44	$10.29	$8.42	$9.73

Income from Investment Operations

Net investment income	0.34	0.23	0.22	0.14	0.10
Capital gain distributions received	0.74	0.65	0.18	0.04	0.09

Total distributions received	1.08	0.88	0.40	0.18	0.19

Net realized and unrealized gain (loss)
on investments	0.44	(0.01)	0.97	1.83	(1.40)

Total Income (Loss) From
Investment Operations	1.52	0.87	1.37	2.01	(1.21)

Less Distributions

From net investment income	(0.34)	(0.23)	(0.22)	(0.14)	(0.10)

From net realized gains	(1.17)	(0.62)	0.00	0.00	0.00

Total Distributions	(1.51)	(0.85)	(0.22)	(0.14)	(0.10)

Net Asset Value, End of Period	$11.47	$11.46	$11.44	$10.29	$8.42

Total Return	13.79%	7.65%	13.38%	23.94%	(12.03%)

Net Assets, End of Period ($000)	$258,251	$199,388	$186,620	$132,218	$80,966

Ratio of Expenses to Average Net Assets #	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to
Average Net Assets	3.03%	2.02%	2.00%	2.00%	2.00%

Portfolio Turnover Rate	16.86%	36.90%	30.33%	53.30%	76.97%

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.					(Continued)

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$11.77	$11.65	$10.11	$7.78	$9.48

Income from Investment Operations

Net investment income	0.25	0.13	0.16	0.05	0.03
Capital gain distributions received	0.98	0.80	0.31	0.05	0.10

Total distributions received	1.23	0.93	0.47	0.10	0.13

Net realized and unrealized gain (loss)
on investments	0.52	0.10	1.23	2.28	(1.80)

Total Income (Loss) From
Investment Operations	1.75	1.03	1.70	2.38	(1.67)

Less Distributions

From net investment income	(0.25)	(0.13)	(0.16)	(0.05)	(0.03)

From net realized gains	(1.28)	(0.78)	0.00	0.00	0.00

Total Distributions	(1.53)	(0.91)	(0.16)	(0.05)	(0.03)

Net Asset Value, End of Period	$11.99	$11.77	$11.65	$10.11	$7.78

Total Return	15.54%	8.78%	16.89%	30.57%	(17.62%)

Net Assets, End of Period ($000)	$116,965	$88,192	$82,079	$58,392	$34,659

Ratio of Expenses to Average Net Assets #	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to
Average Net Assets	2.25%	1.08%	1.67%	0.61%	0.41%

Portfolio Turnover Rate	13.65%	28.45%	25.48%	50.10%	76.79%

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.					(Continued)

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
31-Dec-06

COMMON STOCK
Shares		Value ($)

968,269	Maxim Ariel MidCap Value Portfolio	$23,180,359
668,994	Maxim Ariel Small-Cap Value Portfolio	8,710,296
696,992	Maxim Bernstein International Equity Portfolio	10,259,717
506,795	Maxim INVESCO ADR Portfolio	9,968,653
910,924	Maxim Janus Large Cap Growth Portfolio	11,577,842
407,250	Maxim Loomis Sayles Small-Cap Value Portfolio	8,666,279
748,033	Maxim MFS® International Growth Portfolio	9,971,284
876,207	Maxim T. Rowe Price Equity/Income Portfolio	17,559,196
638,121	Maxim T. Rowe Price MidCap Growth Portfolio	11,460,649
324,763	Maxim Trusco Small-Cap Growth Portfolio	5,615,148

Total Aggressive Profile I Portfolio		$116,969,423
(Cost of Investments $110,237,966)

See Notes to Financial Statements.

(continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
31-Dec-06

COMMON STOCK
Shares		Value ($)

9,177,058	*	Great-West Life & Annuity Contract	$9,600,993
89,935		Maxim Ariel MidCap Value Portfolio	2,153,052
51,897		Maxim Bernstein International Equity Portfolio	763,928
439,347		Maxim Federated Bond Portfolio	4,266,056
409,815		Maxim Global Bond Portfolio	4,368,633
627,512		Maxim High Yield Bond Portfolio	6,488,478
37,767		Maxim INVESCO ADR Portfolio	742,882
338,503		Maxim Janus Large Cap Growth Portfolio	4,302,374
55,410		Maxim MFS® International Growth Portfolio	738,616
329,888		Maxim Short Duration Bond Portfolio	3,262,588
108,536		Maxim T. Rowe Price Equity/Income Portfolio	2,175,052
367,769		Maxim U.S. Government Securities Portfolio	4,273,481

Total Conservative Profile I Portfolio			$43,136,133
(Cost of Investments $42,313,057)

* Shares for the Great-West Life & Annuity Contract represent amount contributed.
Security is fair valued at December 31, 2006.
See Notes to Financial Statements.

(continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
31-Dec-06

COMMON STOCK
Shares			Value ($)

38,525,186	*	Great-West Life & Annuity Contract	$40,263,467
1,126,254		Maxim Ariel MidCap Value Portfolio	26,962,514
1,037,483		Maxim Ariel Small-Cap Value Portfolio	13,508,023
972,545		Maxim Bernstein International Equity Portfolio	14,315,859
1,375,411		Maxim Federated Bond Portfolio	13,355,244
2,565,520		Maxim Global Bond Portfolio	27,348,440
1,309,638		Maxim High Yield Bond Portfolio	13,541,659
707,868		Maxim INVESCO ADR Portfolio	13,923,770
2,119,326		Maxim Janus Large Cap Growth Portfolio	26,936,636
631,596		Maxim Loomis Sayles Small-Cap Value Portfolio	13,440,358
1,044,832		Maxim MFS® International Growth Portfolio	13,927,610

1,359,054		Maxim T. Rowe Price Equity/Income Portfolio	27,235,441
742,253		Maxim T. Rowe Price MidCap Growth Portfolio	13,330,868
1,151,331		Maxim U.S. Government Securities Portfolio	13,378,468

Total Moderate Profile I Portfolio			$271,468,357
(Cost of Investments $262,921,295)

* Shares for the Great-West Life & Annuity Contract represent amount contributed.
Security is fair valued at December 31, 2006.
See Notes to Financial Statements.

(continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
31-Dec-06

COMMON STOCK
Shares			Value ($)

12,198,537	*	Great-West Life & Annuity Contract	$12,730,965
1,069,469		Maxim Ariel MidCap Value Portfolio	25,603,082
985,172		Maxim Ariel Small-Cap Value Portfolio	12,826,935
1,231,829		Maxim Bernstein International Equity Portfolio	18,132,530
653,038		Maxim Federated Bond Portfolio	6,341,004
2,436,119		Maxim Global Bond Portfolio	25,969,028
1,243,588		Maxim High Yield Bond Portfolio	12,858,698
895,267		Maxim INVESCO ADR Portfolio	17,609,903
2,012,414		Maxim Janus Large Cap Growth Portfolio	25,577,786
599,750		Maxim Loomis Sayles Small-Cap Value Portfolio	12,762,685
1,323,386		Maxim MFS® International Growth Portfolio	17,640,732
1,935,751		Maxim T. Rowe Price Equity/Income Portfolio	38,792,442
704,830		Maxim T. Rowe Price MidCap Growth Portfolio	12,658,756
717,346		Maxim Trusco Small-Cap Growth Portfolio	12,402,908
546,644		Maxim U.S. Government Securities Portfolio	6,352,006

Total Moderately Aggressive Profile I Portfolio			$258,259,460
(Cost of Investments $249,483,496)

* Shares for the Great-West Life & Annuity Contract represent amount contributed.
Security is fair valued at December 31, 2006.

See Notes to Financial Statements.

(continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
31-Dec-06

COMMON STOCK
Shares			Value ($)

12,473,015	*	Great-West Life & Annuity Contract	$13,030,009
121,468		Maxim Ariel MidCap Value Portfolio	2,907,938
223,776		Maxim Ariel Small-Cap Value Portfolio	2,913,562
140,144		Maxim Bernstein International Equity Portfolio	2,062,917
296,674		Maxim Federated Bond Portfolio	2,880,707
553,404		Maxim Global Bond Portfolio	5,899,291
564,981		Maxim High Yield Bond Portfolio	5,841,898
101,692		Maxim INVESCO ADR Portfolio	2,000,289
457,129		Maxim Janus Large Cap Growth Portfolio	5,810,111
136,231		Maxim Loomis Sayles Small-Cap Value Portfolio	2,899,002
150,096		Maxim MFS® International Growth Portfolio	2,000,784
148,509		Maxim Short Duration Bond Portfolio	1,468,752
146,578		Maxim T. Rowe Price Equity/Income Portfolio	2,937,420
160,101		Maxim T. Rowe Price MidCap Growth Portfolio	2,875,415
248,341		Maxim U.S. Government Securities Portfolio	2,885,720

Total Moderately Conservative Profile I Portfolio			$58,413,815
(Cost of Investments $57,084,329)

* Shares for the Great-West Life & Annuity Contract represent amount contributed.
Security is fair valued at December 31, 2006.
See Notes to Financial Statements.

(concluded)

Summary of Investments by Asset Class

Maxim Conservative Profile I Portfolio
December 31, 2006
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	2,245,426	5.21%
MidCap Equity	2,153,052	4.99%
Large-Cap Equity	6,477,426	15.02%
Bond	19,396,648	44.96%
Short-Term Bond	12,863,581	29.82%
	43,136,133	100.00%

Maxim Moderately Conservative Profile I Portfolio
December 31, 2006
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	6,063,990	10.38%
Small-Cap Equity	5,812,564	9.95%
MidCap Equity	5,783,353	9.90%
Large-Cap Equity	8,747,531	14.98%
Bond	17,507,616	29.97%
Short-Term Bond	14,498,761	24.82%
	58,413,815	100.00%

Maxim Moderate Profile I Portfolio
December 31, 2006

Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	42,167,239	15.53%
Small-Cap Equity	26,948,381	9.93%
MidCap Equity	40,293,382	14.84%
Large-Cap Equity	54,172,077	19.96%
Bond	67,623,811	24.91%
Short-Term Bond	40,263,467	14.83%
	271,468,357	100.00%

Maxim Moderately Aggressive Profile I Portfolio
December 31, 2006
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	53,383,165	20.67%
Small-Cap Equity	37,992,528	14.71%
MidCap Equity	38,261,838	14.82%
Large-Cap Equity	64,370,228	24.92%
Bond	51,520,736	19.95%
Short-Term Bond	12,730,965	4.93%
	258,259,460	100.00%

Maxim Aggressive Profile I Portfolio
December 31, 2006
Unaudited

% of Portfolio

Asset Class	Value ($)	Investments
International Equity	30,199,654	25.81%
Small-Cap Equity	22,991,723	19.66%
MidCap Equity	34,641,008	29.62%
Large-Cap Equity	29,137,038	24.91%
	116,969,423	100.00%

SHAREHOLDER EXPENSE EXAMPLES
Maxim Conservative Profile I Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2006 to December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2006)	(12/31/2006)	(6/30/06-12/31/06)

Actual	$ 1,000.00	$ 1,062.62	$ 1.30

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,023.95	$ 1.28

*Expenses are equal to the Portfolio's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Moderately Conservative Profile I Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2006 to December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2006)	(12/31/2006)	(6/30/06-12/31/06)

Actual	$ 1,000.00	$ 1,072.78	$ 1.31

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,023.95	$ 1.28

*Expenses are equal to the Portfolio's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Moderate Profile I Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2006 to December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2006)	(12/31/2006)	(6/30/06-12/31/06)

Actual	$ 1,000.00	$ 1,086.79	$ 1.31

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,023.95	$ 1.28

*Expenses are equal to the Portfolio's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Moderately Aggressive Profile I Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2006 to December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2006)	(12/31/2006)	(6/30/06-12/31/06)

Actual	$ 1,000.00	$ 1,097.88	$ 1.32

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,023.95	$ 1.28

*Expenses are equal to the Portfolio's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Aggressive Profile I Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2006 to December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2006)	(12/31/2006)	(6/30/06-12/31/06)

Actual	$ 1,000.00	$ 1,109.95	$ 1.33

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,023.95	$ 1.28

*Expenses are equal to the Portfolio's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT* DIRECTORS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Rex Jennings (81)	Director	March 22, 1988 to present	President Emeritus, Denver Metro Chamber of Commerce	31
Richard P. Koeppe (74)	Director	April 30, 1987 to present	Retired Educator	31
Sanford Zisman (66)	Director	March 19, 1982 to present	Attorney, Firm of Zisman, Ingraham and Daniel, P.C.	31
INTERESTED* DIRECTORS AND OFFICERS

*William T. McCallum (64)	Director and President	June 1, 2000 to present

Beginning January 1, 2006: Vice Chairman, Great-West Life & Annuity Insurance Company.

Through December 31, 2005: President and Chief Executive Officer of Great-West Life & Annuity Insurance Company, United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Co-President and Chief Executive Officer of Great-West Lifeco Inc.; President and Chief Executive Officer of GWL&A Financial Inc. and Canada Life Insurance Company of America (through February 13, 2006); President and Chief Executive Officer of First Great-West Life & Annuity Insurance Company and Alta Health & Life Insurance Company.

31

Director, Great-West Lifeco Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., The Great-West Life Assurance Company, The Canada Life Assurance Company, and Canada Life Insurance Company of America.

*Mitchell T.G. Graye (51)	Director	June 1, 2000 to present

Executive Vice President and Chief Financial Officer of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, GWL&A Financial, Inc., the United States Operations of The Great-West Life Assurance Company, and the United States Operations for The Canada Life Assurance Company; Chairman and President, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, GWL Properties, Inc., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. and Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II; Executive Vice President, Orchard Trust Company, LLC

31

Director, Alta Health & Life Insurance Company, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., GWL Properties, Inc., Great-West Benefit Services, Inc.; Manager, GW Capital Management, LLC, Orchard Capital Management, LLC, Orchard Trust Company, LLC and FASCore, LLC.

*Graham McDonald (60)	Treasurer	November 29, 2001 to present

Senior Vice President, Corporate Administration of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America, GWL&A Financial, Inc., the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Senior Vice President, Corporate Finance and Investment Operations of EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and Orchard Trust Company, LLC; Senior Vice President, Corporate and Investment Administration, FASCore, LLC; Senior Vice President and Treasurer, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, Greenwood Investments, LLC, and Great-West Benefit Services, Inc.; Vice President, Investment Administration, National Plan Coordinators of Delaware, Inc.

			31	Manager, Greenwood Investments, LLC, and GW Capital Management, LLC; Director, Great-West Benefit Services, Inc., GWL Properties, Inc., and GWFS Equities, Inc.

Beverly A. Byrne (51)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Vice President, Counsel and Secretary, FASCore, LLC, and National Plan Coordinators of Delaware, Inc.; Vice President and Counsel, Orchard Trust Company, LLC; Secretary and Chief Compliance Officer, GW Capital Management, LLC, Orchard Capital Management, LLC, GWFS Equities, Inc., and Advised Assets Group, LLC; Secretary and Compliance Officer, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., BenefitsCorp, Inc., and BenefitsCorp, Inc. of Wyoming; Secretary, Greenwood Investments, LLC and One Orchard Equities, Inc.

			31	None

*

Refers to a Director or officer who is an “interested person” of Maxim Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with the Fund or its investment adviser, GW Capital Management, LLC (doing business as Maxim Capital Management, LLC). A Director who is not an “interested person” of the Fund is referred to as an “Independent Director.”

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors**
Rex Jennings	$32,250	0	0	$32,250
Richard P. Koeppe	$32,250	0	0	$32,250
Sanford Zisman	$32,250	0	0	$32,250

** As of December 31, 2006, there were 31 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $272,700 for fiscal year 2005 and $278,850 for fiscal year 2006.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $35,300 for fiscal year 2005 and $35,300 for fiscal year 2006. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $133,810 for fiscal year 2005 and $147,360 for fiscal year 2006. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions) provided that the Fund's auditors will not provide the

_________________________

 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund. The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such

_________________________

 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)          The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2005 equaled $499,505, and for fiscal year 2006 equaled $436,000.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 22, 2007

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	February 22, 2007